DERIVATIVE WARRANT LIABILITIES (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Temporary Equity [Line Items]
Warrants outstanding (in shares)	14,900,000		14,900,000
Class of warrant or right, minimum threshold written notice period for redemption of warrants			30 days
Common stock issued per warrant exercised (in shares)	1		1
Exercise price of warrants (in dollars per share)	$ 11.5		$ 11.5
Warrants term	5 years		5 years
Derivative warrant liabilities	$ 5,800		$ 5,800
Fair value adjustment on derivative warrant liabilities	$ (22,189)	$ 0	$ (32,464)	$ 0
Public Warrants
Temporary Equity [Line Items]
Warrants outstanding (in shares)	8,600,000		8,600,000
Fair value adjustment on derivative warrant liabilities	$ 12,900		$ 18,800
Public Warrants | Redemption of Warrants When Price Per Share of Class Common Stock Equals or Exceeds $18.00
Temporary Equity [Line Items]
Class of warrant or right, minimum threshold written notice period for redemption of warrants			30 days
Redemption of warrants or rights, stock price trigger (in dollars per share)	$ 18		$ 18
Redemption price (in dollars per share)	0.01		$ 0.01
Threshold trading days			20 days
Threshold consecutive trading days			30 days
Public Warrants | Redemption of Warrants When Price Per Share of Class Common Stock Equals or Exceeds $10.00
Temporary Equity [Line Items]
Class of warrant or right, minimum threshold written notice period for redemption of warrants			30 days
Redemption of warrants or rights, stock price trigger (in dollars per share)	10		$ 10
Redemption price (in dollars per share)	$ 0.1		$ 0.1
Threshold trading days			20 days
Threshold consecutive trading days			30 days
Threshold trading days following the date on which the notice of redemption is sent			10 days
Common stock issued per warrant exercised (in shares)	0.361		0.361
Private Placement Warrants
Temporary Equity [Line Items]
Warrants outstanding (in shares)	6,300,000		6,300,000
Fair value adjustment on derivative warrant liabilities	$ 9,300		$ 13,700
Private Placement Warrants | Redemption of Warrants When Price Per Share of Class Common Stock Equals or Exceeds $10.00
Temporary Equity [Line Items]
Redemption of warrants or rights, stock price trigger (in dollars per share)	$ 10		$ 10
Threshold trading days			10 days